Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per Share [Abstract]
Net Income Per Common Share
The calculation of net income per common share is summarized below:

From January 20, 2022 through December 31, 2022

Net income - basic	37,490
Less: Dividends on Series C preferred shares	(743)
Less: Dividends to non-vested participating securities	(667)
Less: Undistributed earnings to non-vested participating securities	(994)
Net income attributable to common shareholders, basic	35,086

Undistributed earnings to non-vested participating securities	994
Undistributed earnings reallocated to non-vested participating securities	(621)
Effect of Series C preferred shares	476
Net income attributable to common shareholders, diluted	35,935

Weighted average common shares outstanding – basic	4,503,397
Effect of dilutive securities:
Dilutive effect of Series C preferred shares	2,796,164
Weighted average common shares outstanding – diluted	7,299,561
Earnings per share – basic	$7.79
Earnings per share – diluted	$4.92